RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS
18.	RELATED PARTY BALANCES AND TRANSACTIONS (CONTINUED)

Nature of the relationships with related parties:

Name	Relationship with the Company
Ms. Zhu	Shareholder
Ms. Wang	Shareholder
Chung So Si Fong Dessert Limited	Controlled by Ms. Zhu and Ms. Wang
Cong Shao (Macao) Star Dessert Co., Ltd.	Controlled by Ms. Zhu and Ms. Wang
Hong Kong Sunward Fishery Restaurant Management Co., Ltd.	Controlled by Ms. Zhu
Nanjing Jiangdong Sunward Fishery Restaurant Co., Ltd.	Controlled by Ms. Zhu
Nanjing Xinzijin Sunward Fishery Restaurant Co., Ltd.	Controlled by Ms. Zhu
Nanjing Yongji Sunward Fishery Restaurant Co., Ltd.	Controlled by Ms. Zhu
Ningbo dongqian lake tourist resort Xiyue leisure tourism Co., Ltd.	Controlled by Ms. Zhu
Ningbo Jiangbei Sunward Fishery Restaurant Co., Ltd.	Controlled by Ms. Zhu
Ningbo Tianyi Sunward Fishery Restaurant Co., Ltd.	Controlled by Ms. Zhu
Ningbo Yinzhou Sunward Logistics Co., Ltd.	Controlled by Ms. Zhu
Shanghai Congshao Dessert Co., Ltd.	Controlled by Ms. Zhu and Ms. Wang
Shanghai Congshao Restaurant Management Co., Ltd.	Controlled by Ms. Zhu and Ms. Wang
Shanghai Putuo Sunward Fishery Restaurant Co., Ltd.	Controlled by Ms. Zhu
Shanghai Zhonghengkuaijian Brand Management Co., Ltd.	Controlled by Ms. Zhu
Shanghai Zhongmin Investment Development Group Co., Ltd.	Controlled by Ms. Zhu
Shanghai Zhongmin Investment Management Co., Ltd	Controlled by Ms. Zhu
Shanghai Nuopin Company Management Co., Ltd.	Controlled by Ms. Zhu
Shanghai Shipin Company Management Co., Ltd.	Controlled by Ms. Zhu
Shanghai Zhongxiao Brand Management Co., Ltd.	Controlled by Ms. Zhu
Shanghai Zhongyou Information Technology Co., Ltd.	Controlled by Ms. Zhu
Shenzhen Bangrun Commercial factoring Co., Ltd	Controlled by Ms. Zhu
Shenzhen Congshao Restaurant Management Co., Ltd.	Controlled by Ms. Zhu and Ms. Wang
Tianjin Congshao Restaurant Management Co., Ltd.	Controlled by Ms. Zhu and Ms. Wang
Wuhan Congshao Restaurant Management Co., Ltd.	Controlled by Ms. Zhu and Ms. Wang
Zhejiang Sunward Fishery Restaurant Co., Ltd.	Controlled by Ms. Zhu
Zhejiang Zhonggangjumei Supply Chain Management Co., Ltd.	Controlled by Ms. Zhu
Shanghai Jiangbo Business Consulting Co., Ltd.	Controlled by Ms. Zhu
Shanghai MIN Hongshi Trading Co., Ltd.	Controlled by Ms. Wang
Shanghai MIN Zunshi Trading Co., Ltd.	Controlled by Ms. Wang
Shanghai Xiao Nan Guo Hai Zhi Yuan Restaurant Management Co., Ltd.	Controlled by Ms. Wang
Shanghai Xiao Nan Guo Restaurant Co., Ltd.	Controlled by Ms. Wang
Shenzhen Xiao Nan Guo Restaurant Management Co., Ltd.	Controlled by Ms. Wang
WM Ming Hotel Co., Ltd.	Controlled by Ms. Wang
Xiao Nan Guo (Group) Co., Ltd.	Controlled by Ms. Wang
Xiao Nan Guo Holdings Limited	Controlled by Ms. Wang
CCLG	A company under the significant influence of the Company

(a)	As of December 31, 2017 and 2018, the following balances were due from/ to the related parties:

Current assets	As of December 31,
Amount due from related parties	2017	2018
	US$	US$

Zhejiang Sunward Fishery Restaurant Co., Ltd.	1,589,780	-	(i)
Shanghai Congshao Dessert Co., Ltd.	373,704	812,352	(i)
Shanghai Xiao Nan Guo Hai Zhi Yuan Restaurant Management Co., Ltd. , net of allowance for doubtful account of $nil and $676,476 at December 31, 2017 and December 31, 2018, respectively (see Note 22 under Legal Proceedings )	261,399	-	(i)
Shanghai Congshao Restaurant Management Co., Ltd.	154,276	85,235	(i)
Shanghai Zhonghengkuaijian Brand Management Co., Ltd.	136,392	195,739	(i)
Shenzhen Bangrun Commercial factoring Co., Ltd.	117,615	-	(i)
Shanghai Zhongxiao Brand Management Co., Ltd.	113,018	162,356	(i)
Nanjing Xinzijin Sunward Fishery Restaurant Co., Ltd.	110,753	-	(i)
Zhejiang Zhonggangjumei Supply Chain Management Co., Ltd.	59,610	-	(i)
Nanjing Jiangdong Sunward Fishery Restaurant Co., Ltd.	32,823	6,331	(i)
Shanghai Zhongyou Information Technology Co., Ltd.	32,309	48,244	(i)
Nanjing Yongji Sunward Fishery Restaurant Co., Ltd.	32,266	35,410	(i)
Shanghai Putuo Sunward Fishery Restaurant Co., Ltd.	24,974	9,722	(i)
CCLG	17,467	30,573	(i)
Tianjin Congshao Restaurant Management Co., Ltd.	3,036	-	(i)
Ningbo Tianyi Sunward Fishery Restaurant Co., Ltd.	1,648	-	(i)
Shenzhen Congshao Restaurant Management Co., Ltd.	1,517	1,636	(i)
Wuhan Congshao Restaurant Management Co., Ltd.	210	1,658	(i)
Shanghai Zhongmin Investment Development Group Co., Ltd.	-	909,025	(ii)
Ningbo Yinzhou Sunward Logistics Co., Ltd.	-	80,213	(i)
Shanghai Nuopin Company Management Co., Ltd.	-	123
Shanghai Shipin Company Management Co., Ltd.	-	92
Total	3,062,797	2,378,709

(i)	The amounts represent the receivables due from related parties relating to the online direct sales and online platform services.

(ii)	The amount represents the payable due from related parties relating to the daily operations.

Current liabilities	As of December 31,
Amount due to related parties	2017	2018
	US$	US$

Ms. Zhu	385,123	844,384	(iv)
Ms. Wang	-	395,832	(iv)
WM Ming Hotel Co., Ltd.	89,938	945,082	(iii)
Chung So Si Fong Dessert Limited	84,054	493,973	(iii)
Ningbo dongqian lake tourist resort Xiyue leisure tourism Co., Ltd.	38,424	-	(iii)
Shanghai MIN Zunshi Trading Co., Ltd.	3,483	3,647	(iii)
Ningbo Yinzhou Sunward Logistics Co., Ltd.	1,649	-	(iii)
Cong Shao (Macao) Star Dessert Co., Ltd	1,212	-	(iii)
Shanghai MIN Hongshi Trading Co., Ltd.	-	1,514,246	(iv)
Xiao Nan Guo (Group) Co., Ltd.	-	-	(iv)
Shanghai Xiao Nan Guo Restaurant Co., Ltd.	-	436,332	(iv)
Shanghai Zhongmin Investment Management Co., Ltd	-	407,243	(iv)
Hong Kong Sunward Fishery Restaurant Management Co., Ltd.	-	88,768	(iii)
Zhejiang Sunward Fishery Restaurant Co., Ltd.	-	5,084	(iii)
Tianjin Congshao Restaurant Management Co., Ltd.	-	118	(iii)
Total	603,883	5,134,709

(iii)	The amounts represent the payables due to related parties relating to online direct sales and online platform services.

(iv)	The amount represents the payable due to related parties relating to the daily operations.

Non-current liabilities	As of December 31,
Amount due to related parties	2017	2018
	US$	US$
Ms. Zhu	5,685,971	5,704,257	(v)
Shanghai Jiangbo Business Consulting Co., Ltd.	-	1,188,059	(vi)
Total	5,685,971	6,892,316

(v)	The amount represents the balance due to related parties relating to the loan borrowed from Ms. Zhu and maturity date on December 31, 2020. For the year ended December 31, 2018, interest expense incurred on loan from Ms. Zhu was $
374,273
.

(vi)	The amount represents the balance due to related parties relating to the loan borrowed from Shanghai Jiangbo Business Consulting Co., Ltd., and maturity date on December 31, 2020.

(b)	Details of related party transactions occurred during the years ended December 31, 2016, 2017 and 2018 were as follows:

Revenue from	For the years ended December 31,
	2016	2017	2018
	US$	US$	US$

Shanghai Xiao Nan Guo Hai Zhi Yuan Restaurant Management Co., Ltd.	2,296,225	8,571,389	2,677,619	(vii)
Xiao Nan Guo Holdings Limited	6,056,439	6,108,606	5,344,005	(vii)
Chung So Si Fong Dessert Limited	388,618	1,391,080	1,687,608	(vii)
Hong Kong Sunward Fishery Restaurant Management Co., Ltd.	460,132	471,129	324,373	(vii)
Shanghai Congshao Dessert Co., Ltd.	172,521	357,017	-	(vii)
Shanghai Congshao Restaurant Management Co., Ltd.	160,701	189,617	276,085	(vii)
Nanjing Jiangdong Sunward Fishery Restaurant Co., Ltd.	26,149	118,413	169,032	(vii)
Nanjing Xinzijin Sunward Fishery Restaurant Co., Ltd.	82,155	60,536	-	(vii)
Cong Shao (Macao) Star Dessert Co., Ltd.	-	58,159	5,508	(vii)
Zhejiang Zhonggangjumei Supply Chain Management Co., Ltd.	296,727	51,484	-	(vii)
Shanghai Putuo Sunward Fishery Restaurant Co., Ltd.	21,631	45,468	20,449	(vii)
Tianjin Congshao Restaurant Management Co., Ltd.	676	28,345	-	(vii)
Nanjing Yongji Sunward Fishery Restaurant Co., Ltd.	15,692	15,063	-	(vii)
WM Ming Hotel	37,631	11,737	232,757	(vii)
Shenzhen Congshao Restaurant Management Co., Ltd.	865	5,135	-	(vii)
Ningbo Jiangbei Sunward Fishery Restaurant Co., Ltd.	-	1,428	-	(vii)
Wuhan Congshao Restaurant Management Co., Ltd.	-	620	-	(vii)
Shenzhen Xiao Nan Guo Restaurant Management Co., Ltd.	5,392	-	-	(vii)
Ningbo Yinzhou Sunward Logistics Co., Ltd.	56,722	-	47,119	(vii)
Zhejiang Sunward Fishery Restaurant Co., Ltd.	-	-	78,422	(vii)
CCLG	-	-	7,878	(vii)
Shanghai Zhongyou Information Technology Co., Ltd.	-	-	1,664	(vii)
Shanghai Zhongxiao Brand Management Co., Ltd.	-	-	442	(vii)
Nanjing Yongji Sunward Fishery Restaurant Co., Ltd.	-	-	99	(vii)
Total	10,078,276	17,485,226	10,873,060

(vii)	The amounts represent the revenue generated from the Group’s online direct sales.

Rental expense to	For the years ended December 31,
	2016	2017	2018
	US$	US$	US$

Xiao Nan Guo (Group) Co., Ltd.	218,212	-	399,380	(viii)
Total	218,212	-	399,380

(viii)	The amount represents the rental expense paid for the Group’s office.

Services fee charged by	For the years ended December 31,
	2016	2017	2018
	US$	US$	US$

CCLG	169,741	164,215	295,314	(ix)
Total	169,741	164,215	295,314

(ix)	The amount represents the logistics fee charged by the related party for the Group’s online direct sales.

Loan borrowed from	For the years ended December 31,
	2016	2017	2018
	US$	US$	US$

Ms. Zhu	-	5,685,971	498,064	(x)
Shanghai Jiangbo Business Consulting Co., Ltd.	-	-	1,188,059	(xi)
Xiao Nan Guo (Group) Co., Ltd.	6,024,096	-	-	(xii)
Total	6,024,096	5,685,971	1,686,123

(x)	The amount represents the loan borrowed from Ms. Zhu and maturity date on December 31, 2020. For the year ended December 31, 2018, interest incurred on the loan from Ms. Zhu was $374,273.

(xi)	The amount represents the loan borrowed from Shanghai Jiangbo Business Consulting Co., Ltd. and maturity date on December 31, 2020.

(xii)	The amount represents the interest-free loan borrowed by the Group from related party, which has been repaid by the Group in 2016.

(c)
In July 2017, the VIE, entered into a banking facility agreement with Bank of Dalian Shanghai Branch, pursuant to which the VIE is entitled to borrow RMB denominated loan of RMB50 million ($7.6 million). On August 6, 2018, the Group extended the loan to August 5, 2019. The Company’s shareholders, Ms. Zhu and Ms. Wang provided guarantees for the VIE’s facility and Ms. Wang also provided her own property as collateral. (Note 11)